OVERDRAFT AND CREDITS FROM BANK INSTITUTION AND OTHERS - Disclosure of detailed information about credit from banks and others (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current maturity	$ 14,333	$ 15,145
Long-term credit	936	466
Borrowings	$ 15,269	$ 15,611